Schedule of Investments
April 30, 2020 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.20%

Aerospace - 3.60%
Kratos Defense & Security Solutions, Inc. (2)	32,522	488,480
Axon Enterprise, Inc. (2)	3,660	266,119

		754,599

Back Office Support, HR & Consulting - 5.77%
WNS Holdings Ltd. ADR (India) (2)	15,740	768,899
Maximus, Inc.	6,555	441,283

		1,210,182

Banks: Diversified - 1.52%
CenterState Bank Corp.	18,328	318,724

Banks: Savings/Thrifts & Mortgage Lending - 1.37%
Banc of California, Inc.	27,670	288,321

Biotechnology - 7.29%
Repligen Corp. (2)	7,360	854,864
PRA Health Sciences, Inc. (2)	4,440	428,460
Charles River Laboratories International, Inc. (2)	1,700	245,939

		1,529,263

Building Materials - 1.33%
Armstrong World Industries, Inc.	3,616	278,721

Chemicals: Specialty - 0.91%
Quaker Chemical Corp.	1,253	190,606

Computer Services, Software & Systems - 19.49%
Pegasystems, Inc.	11,109	928,935
Qualys, Inc. (2)	6,202	653,939
Mimecast Ltd. (United Kingdom) (2)	15,595	637,836
Workiva, Inc. Class-A (2)	13,815	529,805
Mercury Systems, Inc. (2)	4,900	436,884
Box, Inc. Class-A (2)	24,569	396,544
Endava PLC Class-A ADR (United Kingdom) (2)	6,531	285,862
AppFolio, Inc. Class-A (2)	2,015	221,368

		4,091,173

Consumer Lending - 0.94%
LendingTree, Inc. (2)	788	196,504

Cosmetics - 1.85%
Inter Parfums, Inc.	8,682	387,998

Diversified Materials & Processing - 1.04%
Cabot Microelectronics Corp.	1,790	219,347

Drug & Grocery Store Chains - 2.40%
Grocery Outlet Holding Corp. (2)	15,116	502,909

Education Services - 2.95%
Chegg, Inc. (2)	14,492	619,533

Electronics - 1.10%
nLight, Inc. (2)	14,630	230,569

Engineering & Contracting Services - 1.60%
TopBuild Corp. (2)	3,608	336,229

Financial Data & Systems - 4.88%
Evo Payments, Inc. Class-A (2)	35,839	713,554
i3 Verticals, Inc. Class-A (2)	9,514	221,105
Repay Holdings Corporation Class-A (2)	5,038	90,029

		1,024,688

Food - 1.06%
J&J Snack Foods Corp.	1,750	222,303

Health Care: Misc. - 2.26%
Medpace Holdings, Inc. (2)	5,945	474,768

Health Care Services - 6.31%
Tabula Rasa HealthCare, Inc. (2)	8,732	553,085
Bio Telemetry, Inc. (2)	8,675	405,209
LHC Group (2)	2,825	367,222

		1,325,516

Insurance: Multi-Line - 1.37%
Goosehead Insurance, Inc. Class-A (2)	5,130	287,998

Manufactured Housing - 2.47%
Skyline Champion Corp. (2)	26,355	519,457

Medical & Dental Instruments & Supplies - 6.52%
Neogen Corp. (2)	6,966	436,002
LeMaitre Vascular, Inc.	11,497	327,549
Conmed Corp.	4,280	316,335
Quidel Corporation (2)	2,084	289,676

		1,369,562

Medical Equipment - 2.57%
Integer Holdings Corp. (2)	4,886	363,811
Tactile Systems Technology, Inc. (2)	3,422	176,644

		540,455
Medical Services - 2.85%
NeoGenomics, Inc. (2)	21,917	599,211

Oil Well Equipment & Services - 0.91%
Select Energy Services, Inc. (2)	39,675	190,440

Pharmaeuticals - 1.03%
Heska Corp. (2)	3,040	215,232

Restaurants - 0.46%
Texas Roadhouse, Inc.	2,045	96,299

Scientific Instruments: Gauges & Meters - 2.88%
Mesa Laboratories, Inc.	2,544	605,472

Semiconductors & Components - 1.64%
Silicon Laboratories, Inc. (2)	3,534	343,575

Specialty Retail - 1.14%
SiteOne Landscape Supply, Inc. (2)	2,690	238,415

Truckers - 3.02%
SAIA, Inc. (2)	3,680	340,474
Marten Transport, Ltd.	13,073	293,097

		633,571

Utilities: Telecommunications - 1.67%
Cogent Communications Holdings, Inc.	4,178	350,242

Total Common Stocks	(Cost $ 19,387,613)	20,191,882

Short-Term Investment - 4.50%

First American Government Obligation Fund - Class Z 0.181% (3)	945,172	945,172

Total Short-Term Investment	(Cost $ 945,172)	945,172

Total Investments - 100.70%	(Cost $ 20,332,785)	21,137,054

Liabilities in Excess of Other Assets - (0.70%)		(147,103)

Total Net Assets - 100.00%		20,989,951

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$21,137,054	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,137,054	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2020.